RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Purchase of property and equipment		$ 358,964	$ 1,257,607
Crowns Subsidiaries and Its Associated Company [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense		411	355
Purchase of property and equipment		138	32
Software license fee expense		234	234
Management fee expense		625
Lisboa [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	1,094	1,231
Melco's subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense		411	354
Purchase of property and equipment		315	4,716
Service fee expense	[2]	474	559
Other service fee income		1,023	523
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]		179
Traveling expense	[1],[3]	2,973	2,864
Advertising and promotional expense	[1]	210
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[1]	583	697
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[1],[3]	262	306
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Service fee expense	[1]	134	149
Office rental expense	[1]	1,088	$ 1,088
New Cotai, LLC [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	[4]	$ 128

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[3]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.
[4]	New Cotai, LLC is a noncontrolling shareholder who owns 40% interests in Studio City International Holdings Limited, a majority-owned subsidiary of the Company.